Stockholders' equity and reserves - Stockholders with 1% or more interest in the Company (Details)	Dec. 31, 2021 shares
Disclosure of Stockholders' Equity and Reserves
Number of Shares outstanding Percentage	1.00%
GBM Fondo de Inversin Total, S.A. de C.V.
Disclosure of Stockholders' Equity and Reserves
Number of shares outstanding	12,908,807
Number of Shares outstanding Percentage	2.15%
Norges Bank Investment Management (Norway)
Disclosure of Stockholders' Equity and Reserves
Number of shares outstanding	8,488,994
Number of Shares outstanding Percentage	1.41%
Renaissance Technologies LLC
Disclosure of Stockholders' Equity and Reserves
Number of shares outstanding	7,749,588
Number of Shares outstanding Percentage	1.29%
Tweedy, Browne Company LLC
Disclosure of Stockholders' Equity and Reserves
Number of shares outstanding	6,736,874
Number of Shares outstanding Percentage	1.12%